Accrued Liabilities Components of Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Accrued Liabilities [Line Items]
Compensation and benefits	$ 130,455	$ 71,246
Medical insurance and workers' compensation	26,399	18,448
Customer volume discounts and rebates	11,436	13,365
Franchise, property, sales and use taxes	20,232	9,337
Asset retirement obligations	4,002	0
Severance	8,172	0
Other	13,362	10,300
Total	$ 214,058	$ 122,696